Basis of preparation - Share Subscription Agreement (Details) - shares	3 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Increase (decrease) in number of ordinary shares issued	1,500,000
Treasury Stock, Shares		1,459,522